Financial Risk Factors and Risk Management - Interest Rate Benchmark Reform and Cash Flow Hedges (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
FINANCIAL RISK FACTORS
Maximum derivative financial instruments hedge horizon and maturity		12 months
The timeframe of occurrence of hedged forecasted transactions and recognition in profit or loss		12 months
EONIA to Euro Short-Term Rate	8.50%
Non-Derivative Financial Debt Investments | €		€ 3,019		€ 1,822
Derivatives [member]
FINANCIAL RISK FACTORS
Non-Derivative Financial Debt Investments | $			$ 300